American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
May 31, 2026

Avantis International Large Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 6.0%
Ampol Ltd.	73,215	1,765,141
ANZ Group Holdings Ltd.	246,047	6,229,728
Aurizon Holdings Ltd.	802,154	2,414,037
Bendigo & Adelaide Bank Ltd.	1,788	13,280
BHP Group Ltd., ADR(1)	294,443	26,178,927
BlueScope Steel Ltd.	23,809	543,356
Brambles Ltd.	235,234	2,802,405
Challenger Ltd.	249,846	1,587,555
Coles Group Ltd.	226,773	3,533,768
Dyno Nobel Ltd.(1)	79,597	214,665
Endeavour Group Ltd.	405,424	839,443
Evolution Mining Ltd.	513,321	4,522,064
Fortescue Ltd.	333,496	5,356,233
Genesis Minerals Ltd.(2)	285,935	1,216,579
Greatland Resources Ltd.(2)	40,692	403,269
JB Hi-Fi Ltd.	264	14,112
Mineral Resources Ltd.(2)	60,183	3,180,483
New Hope Corp. Ltd.(1)	21,920	91,953
Northern Star Resources Ltd.	293,512	4,000,750
Perseus Mining Ltd.	523,282	1,963,985
Qantas Airways Ltd.	141,190	955,370
QBE Insurance Group Ltd.	356,322	5,790,429
Ramelius Resources Ltd.	801,499	1,870,742
Regis Resources Ltd.	23,620	104,720
Rio Tinto Ltd.	51,650	6,907,902
Sandfire Resources Ltd.(2)	68,281	965,128
Santos Ltd.	955,768	5,363,487
South32 Ltd.	1,085,629	3,766,176
Telstra Group Ltd.	557,519	2,087,415
Whitehaven Coal Ltd.	399,947	2,520,398
Woodside Energy Group Ltd.	346,088	7,570,826
Woodside Energy Group Ltd., ADR(1)	10,782	235,371
Woolworths Group Ltd.	63,921	1,616,097
Yancoal Australia Ltd.	166,146	809,854
		107,435,648
Austria — 0.4%
ANDRITZ AG	128	11,642
AT&S Austria Technologie & Systemtechnik AG(2)	5,946	977,046
BAWAG Group AG	9,454	1,695,301
CA Immobilien Anlagen AG	242	7,015
CPI Europe AG(2)	3,555	66,120
OMV AG	18,856	1,356,881
Raiffeisen Bank International AG	24,077	1,382,090
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,714	568,919
voestalpine AG	28,204	1,591,669
Wienerberger AG	12,358	347,920
		8,004,603
Belgium — 0.5%
Ackermans & van Haaren NV	2,392	757,069

Ageas SA	3,063	237,326
Bekaert SA	65	3,131
CMB Tech NV	15,368	243,304
Colruyt Group NV(1)	6,441	249,001
D'ieteren Group	4,340	865,783
KBC Ancora	544	51,564
KBC Group NV	19,804	2,628,008
Proximus SADP	659	5,131
Solvay SA	13,931	419,469
Syensqo SA(1)	3,090	241,811
UCB SA	9,899	2,906,609
Umicore SA	25,876	760,437
		9,368,643
Canada — 12.8%
Agnico Eagle Mines Ltd.	62,946	11,573,316
Alamos Gold, Inc., Class A	93,911	3,852,759
Alimentation Couche-Tard, Inc.	556	31,412
ARC Resources Ltd.	170,653	3,863,258
Aritzia, Inc.(2)	16,775	1,883,560
AtkinsRealis Group, Inc.	3,090	185,492
B2Gold Corp.	424,042	2,030,013
Bank of Montreal	2,407	390,962
Bank of Nova Scotia	159,179	12,772,191
Barrick Mining Corp.	267,282	11,419,076
BCE, Inc.	13,274	334,871
Brookfield Wealth Solutions Ltd.(1)	2,442	111,698
Canadian Imperial Bank of Commerce	106,629	11,639,356
Canadian National Railway Co.	87,224	10,328,450
Canadian Natural Resources Ltd.	354,195	16,108,531
Canadian Tire Corp. Ltd., Class A	10,495	1,346,655
Capital Power Corp.	38,768	1,986,415
Cenovus Energy, Inc.	379,276	10,470,565
DPM Metals, Inc.	10,503	352,728
Eldorado Gold Corp.	95,518	3,227,236
Element Fleet Management Corp.	123,303	2,456,848
Empire Co. Ltd., Class A	32,898	1,166,636
Equinox Gold Corp. (Toronto)	2,436	33,219
Finning International, Inc.	45,818	3,460,652
First Quantum Minerals Ltd.(2)	216,852	6,675,515
Hudbay Minerals, Inc.	159,078	4,651,242
iA Financial Corp., Inc.	20,353	2,537,463
IAMGOLD Corp.(2)	296,839	5,369,865
Imperial Oil Ltd.	21,708	2,575,547
Intact Financial Corp.	5,060	994,163
Keyera Corp.	59,279	2,459,048
Kinross Gold Corp.	266,090	8,083,160
Loblaw Cos. Ltd.	59,024	2,640,271
Lundin Gold, Inc.	25,866	1,727,027
Lundin Mining Corp.	202,837	6,058,701
Magna International, Inc.	114,080	7,393,499
Nutrien Ltd.	67,383	4,614,390
OceanaGold Corp.	9,670	292,067
Onex Corp.	8	639
Pan American Silver Corp.	86,592	4,944,974
Pembina Pipeline Corp.	2,944	137,329

Royal Bank of Canada	56,184	10,776,700
South Bow Corp.	26,001	935,444
Suncor Energy, Inc.	243,937	15,246,837
Toromont Industries Ltd.	1,698	280,063
Toronto-Dominion Bank	162,884	18,637,762
Tourmaline Oil Corp.	95,662	4,372,842
Whitecap Resources, Inc.	568,463	6,531,356
		228,961,803
Denmark — 0.7%
AP Moller - Maersk AS, A Shares	54	131,482
AP Moller - Maersk AS, B Shares	117	290,507
Danske Bank AS	14,762	776,496
Genmab AS, ADR(2)	17,483	460,327
H Lundbeck AS	16,380	110,637
Jyske Bank AS	2,329	333,682
NKT AS(2)	12,974	2,069,267
Novo Nordisk AS, ADR	124,151	5,658,803
Orsted AS(2)	14,460	368,521
Pandora AS	177	16,565
Ringkjoebing Landbobank AS	1,342	329,602
Rockwool AS, B Shares	604	18,911
Vestas Wind Systems AS	42,422	1,190,270
Zealand Pharma AS(2)	903	45,750
		11,800,820
Finland — 1.7%
Hiab OYJ, B Shares	15,005	942,475
Kemira OYJ	10,699	222,322
Kesko OYJ, B Shares	132,442	3,209,045
Konecranes OYJ	68,548	2,262,075
Lumo Kodit OYJ	789	6,827
Metso OYJ	2,310	44,064
Neste OYJ	113,226	3,722,872
Nordea Bank Abp	567,481	10,874,588
Orion OYJ, Class B	10,001	835,352
Sampo OYJ, A Shares	9,868	104,152
Stora Enso OYJ, R Shares	383,308	4,485,723
UPM-Kymmene OYJ	109,612	3,202,398
Wartsila OYJ Abp	1,816	73,700
		29,985,593
France — 7.2%
Aeroports de Paris SA	20,968	2,809,483
ArcelorMittal SA, NY Shares	82,490	5,725,631
Arkema SA	63	4,449
Ayvens SA	245,458	3,292,148
BioMerieux	16	1,384
Bouygues SA	60	3,511
Carrefour SA	768	14,349
Cie de Saint-Gobain SA	27,269	2,471,142
Cie Generale des Etablissements Michelin SCA	91,649	3,345,295
Dassault Aviation SA	33	11,724
Eiffage SA	58,119	8,411,405
FDJ UNITED(1)	120	3,178
Gaztransport Et Technigaz SA	21,389	4,930,667
Hermes International SCA	1,499	2,801,223
Ipsen SA	24,808	4,531,657

JCDecaux SE	24,410	534,233
Kering SA	9,944	2,928,702
LVMH Moet Hennessy Louis Vuitton SE	18,768	10,265,119
Nexans SA	28,523	5,247,448
Orange SA	295,988	6,190,764
Renault SA	141,101	4,826,015
Safran SA	32,791	11,662,186
SEB SA	93	5,388
Societe Generale SA	72,166	5,998,518
TotalEnergies SE	176,601	15,420,799
Valeo SE	21,284	327,774
Vallourec SACA(2)	251,201	6,998,003
Vinci SA	130,733	19,013,574
		127,775,769
Germany — 8.0%
adidas AG	644	124,392
AIXTRON SE	51,907	3,516,206
Allianz SE	41,583	18,427,745
Aurubis AG	268	67,309
BASF SE	193,967	11,485,324
Bayer AG	144,570	6,148,089
Bayerische Motoren Werke AG	38,367	3,338,314
Bayerische Motoren Werke AG, Preference Shares	7,680	667,554
Bechtle AG(2)	1,416	55,203
Beiersdorf AG	100	8,040
Commerzbank AG	12	517
Continental AG	34,742	2,871,559
Daimler Truck Holding AG	180,799	8,846,748
Deutsche Bank AG	14,174	457,820
Deutsche Lufthansa AG	312,251	3,104,565
Deutsche Post AG	165,171	9,837,147
Deutsche Telekom AG	522,239	17,534,215
Dr. Ing hc F Porsche AG, Preference Shares(2)	23,226	1,264,218
Evonik Industries AG(2)	879	17,214
Fielmann Group AG	1,662	86,374
Fraport AG Frankfurt Airport Services Worldwide	499	41,955
FUCHS SE, Preference Shares	17,470	799,351
Hannover Rueck SE	19,443	5,250,391
Heidelberg Materials AG	46	10,178
Infineon Technologies AG	99,363	9,421,151
KION Group AG	15,103	769,955
Knorr-Bremse AG	16,299	1,968,974
Krones AG(2)	3,045	418,878
Mercedes-Benz Group AG	16,687	1,013,201
MTU Aero Engines AG	1,248	455,316
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,083	11,072,173
Nordex SE(2)	66,993	3,227,869
Rational AG	65	49,735
RENK Group AG	1,603	106,219
RWE AG	121,489	7,720,757
Schaeffler AG	83,591	1,027,605
Schott Pharma AG & Co. KGaA	841	17,784
Talanx AG	25,887	3,096,505
thyssenkrupp AG	197,360	2,693,833
Tkms AG& Co. KGaA(2)	10,076	990,180

United Internet AG	19,542	599,846
Volkswagen AG(2)	1,576	171,827
Volkswagen AG, Preference Shares(2)	10,851	1,157,797
Wacker Chemie AG(2)	7,538	870,766
Zalando SE(2)	85,715	2,319,012
		143,129,811
Hong Kong — 1.7%
Bank of East Asia Ltd.	451,357	784,885
BOC Hong Kong Holdings Ltd.	351,000	2,144,727
CK Asset Holdings Ltd.	414,000	2,499,578
CK Hutchison Holdings Ltd.	271,000	2,438,422
DFI Retail Group Holdings Ltd.	71,700	286,832
Hang Lung Group Ltd.	35,000	65,078
Hang Lung Properties Ltd.	796,910	817,924
Henderson Land Development Co. Ltd.(1)	44,000	173,716
Hong Kong Exchanges & Clearing Ltd.	72,600	3,706,953
Hysan Development Co. Ltd.	4,000	9,520
Jardine Matheson Holdings Ltd.	35,200	2,338,999
Johnson Electric Holdings Ltd.	107,000	348,572
Kerry Properties Ltd.	322,500	852,558
Man Wah Holdings Ltd.(1)	262,800	121,894
Mobvista, Inc.(2)	5,000	10,359
New World Development Co. Ltd.(2)	14,000	14,697
Pacific Basin Shipping Ltd.	38,000	15,280
Sands China Ltd.	45,200	88,304
Sino Land Co. Ltd.	13,075	19,703
SITC International Holdings Co. Ltd.	323,000	1,429,189
Sun Hung Kai Properties Ltd.	229,000	3,845,993
SUNeVision Holdings Ltd.(1)	8,000	6,141
Swire Properties Ltd.	8,000	22,715
Techtronic Industries Co. Ltd.	74,000	1,098,573
United Energy Group Ltd.(1)	1,056,000	62,132
United Laboratories International Holdings Ltd.(1)	120,000	134,882
WH Group Ltd.	3,093,000	3,569,433
Wharf Real Estate Investment Co. Ltd.	598,000	1,832,719
Xinyi Glass Holdings Ltd.(1)	647,305	816,567
Yue Yuen Industrial Holdings Ltd.	130,000	243,667
		29,800,012
Ireland — 0.5%
AIB Group PLC	440,932	5,188,839
Glanbia PLC	4,967	120,755
Kingspan Group PLC	231	21,116
Ryanair Holdings PLC	92,413	2,697,531
		8,028,241
Israel — 1.1%
Bank Hapoalim BM	147,224	3,774,862
Bank Leumi Le-Israel BM	134,477	3,402,405
Bezeq The Israeli Telecommunication Corp. Ltd.	583,447	1,654,725
Clal Insurance Enterprises Holdings Ltd.	14,251	1,422,775
Delek Group Ltd.	769	236,431
First International Bank Of Israel Ltd.	10,364	878,725
Harel Insurance Investments & Financial Services Ltd.	20,943	1,323,595
Israel Corp. Ltd.	10	3,287
Israel Discount Bank Ltd., A Shares	138,778	1,536,458
Menora Mivtachim Holdings Ltd.	3,942	727,986

Migdal Insurance & Financial Holdings Ltd.(2)	97,130	655,210
Mizrahi Tefahot Bank Ltd.	17,697	1,356,004
Phoenix Financial Ltd.	37,500	2,476,776
		19,449,239
Italy — 4.2%
Banca Generali SpA	42,114	2,685,372
Banca Mediolanum SpA	69,544	1,604,789
BPER Banca SpA	331,371	4,486,148
Credito Emiliano SpA	1,442	25,883
Eni SpA, ADR	341,460	17,810,554
Fincantieri SpA(1)(2)	53,723	740,781
FinecoBank Banca Fineco SpA	262,774	6,411,465
Intesa Sanpaolo SpA	2,540,127	17,166,338
Iveco Group NV	112,530	1,825,286
Poste Italiane SpA	170,981	5,049,220
Prysmian SpA	280	48,235
Recordati Industria Chimica e Farmaceutica SpA	6,022	361,641
Saipem SpA	1,404,979	6,751,699
Tenaris SA, ADR	162	9,871
UniCredit SpA	115,139	9,937,529
		74,914,811
Japan — 20.0%
77 Bank Ltd.	71,800	1,423,115
Aeon Co. Ltd.	354,465	3,102,524
AGC, Inc.	68,000	2,961,745
Air Water, Inc.	40,200	654,999
Aisin Corp.	126,500	1,917,344
Amada Co. Ltd.	102,000	1,924,818
ANA Holdings, Inc.	34,200	640,542
Asahi Kasei Corp.	299,100	3,355,030
Astellas Pharma, Inc.	358,600	5,107,854
BIPROGY, Inc.	15,000	431,618
Bridgestone Corp.	133,100	2,864,807
Brother Industries Ltd.	74,500	1,752,820
Calbee, Inc.	300	5,463
Canon Marketing Japan, Inc.	26,000	580,596
Central Japan Railway Co.	157,100	3,436,179
Coca-Cola Bottlers Japan Holdings, Inc.	25,700	570,336
Cosmo Energy Holdings Co. Ltd.	32,300	758,259
Credit Saison Co. Ltd.	52,900	1,360,052
CyberAgent, Inc.	107,200	870,122
Daicel Corp.	29,400	245,842
Daido Steel Co. Ltd.	9,300	121,495
Daiichi Life Group, Inc.	619,900	6,334,401
Denso Corp.	97,700	1,162,377
Dentsu Group, Inc.	400	7,539
Dexerials Corp.	8,000	202,428
DMG Mori Co. Ltd.	300	6,474
East Japan Railway Co.	175,700	3,742,285
Ebara Corp.	60,500	2,151,276
Electric Power Development Co. Ltd.	39,600	998,368
ENEOS Holdings, Inc.	677,600	5,551,997
EXEO Group, Inc.	30,900	550,980
Fukuoka Financial Group, Inc.	35,700	1,471,069
Furukawa Electric Co. Ltd.	18,200	5,930,926

GMO Payment Gateway, Inc.(1)	3,600	198,350
GS Yuasa Corp.	38,900	1,600,022
Gunma Bank Ltd.(1)	113,800	1,616,729
Hachijuni Nagano Bank Ltd.	69,800	1,019,250
Hakuhodo DY Holdings, Inc.	2,000	14,041
Hirogin Holdings, Inc.	1,200	15,204
Hitachi Construction Machinery Co. Ltd.	25,300	824,061
Hitachi Ltd.	45,800	1,482,524
Hokuhoku Financial Group, Inc.(1)	44,500	1,806,326
Honda Motor Co. Ltd., ADR	159,199	4,296,781
Horiba Ltd.	8,200	1,349,802
Hulic Co. Ltd.	113,600	1,211,651
Idemitsu Kosan Co. Ltd.	97,900	859,560
IHI Corp.(1)	170,800	2,967,882
INFRONEER Holdings, Inc.	61,100	937,701
Inpex Corp.	173,500	3,901,404
Internet Initiative Japan, Inc.	21,700	422,304
Isetan Mitsukoshi Holdings Ltd.	49,400	1,052,953
Isuzu Motors Ltd.(1)	163,700	2,405,010
Iyogin Holdings, Inc.	48,500	930,742
J Front Retailing Co. Ltd.	89,700	1,223,437
Japan Airlines Co. Ltd.	29,300	501,261
Japan Airport Terminal Co. Ltd.	12,000	363,796
Japan Petroleum Exploration Co. Ltd.	46,400	521,472
Japan Post Holdings Co. Ltd.	9,200	119,317
JFE Holdings, Inc.	197,300	2,109,732
JTEKT Corp.	78,500	1,066,783
Kakaku.com, Inc.	10,200	213,984
Kandenko Co. Ltd.	23,400	956,287
Kawasaki Heavy Industries Ltd.(1)	163,500	3,197,657
KDDI Corp.	355,900	6,118,076
Kintetsu Group Holdings Co. Ltd.	77,700	1,749,059
Kioxia Holdings Corp.(2)	200	82,358
Kirin Holdings Co. Ltd.	96,800	1,647,438
Kobe Steel Ltd.	144,000	1,791,513
Koito Manufacturing Co. Ltd.	69,300	1,216,205
Komatsu Ltd.	154,800	6,321,675
Kubota Corp.	126,100	2,240,478
Kuraray Co. Ltd.	63,100	649,255
Kurita Water Industries Ltd.	23,400	1,284,916
Kyushu Financial Group, Inc.	37,900	329,292
Kyushu Railway Co.	8,100	179,004
Lixil Corp.	55,100	582,836
Marui Group Co. Ltd.	34,700	594,698
Mazda Motor Corp.	159,300	1,138,074
Medipal Holdings Corp.	44,100	760,546
MEIJI Holdings Co. Ltd.	5,400	127,493
Mercari, Inc.(2)	47,500	1,262,476
Minebea Mitsumi, Inc.	62,100	1,778,625
MISUMI Group, Inc.	40,200	949,515
Mitsubishi Chemical Group Corp.	312,600	2,246,307
Mitsubishi Gas Chemical Co., Inc.	28,900	1,003,676
Mitsubishi HC Capital, Inc.	250,300	2,046,588
Mitsubishi Heavy Industries Ltd.	257,800	6,094,072
Mitsubishi Materials Corp.	46,200	1,496,510

Mitsubishi Motors Corp.(1)	127,600	297,441
Mitsui Chemicals, Inc.	139,100	1,901,594
Mitsui Fudosan Co. Ltd.	413,100	3,954,342
Mitsui Kinzoku Co. Ltd.	16,900	5,478,767
Mitsui OSK Lines Ltd.(1)	65,400	2,247,916
Mizuho Financial Group, Inc., ADR(1)	342,380	3,071,149
Modec, Inc.	15,000	946,422
MS&AD Insurance Group Holdings, Inc.	191,800	5,132,747
Nagase & Co. Ltd.	1,600	11,292
Nagoya Railroad Co. Ltd.(1)	17,900	202,044
NGK Corp.	83,800	3,319,047
NH Foods Ltd.	18,900	722,970
NHK Spring Co. Ltd.	43,400	976,507
Nichirei Corp.	29,600	339,029
NIDEC Corp.	74,000	1,297,678
Nifco, Inc.	10,100	286,535
Nippon Electric Glass Co. Ltd.	6,400	262,290
NIPPON EXPRESS HOLDINGS, Inc.	79,600	2,626,516
Nippon Steel Corp.	862,200	3,068,004
Nippon Yusen KK	69,500	2,315,765
Nishi-Nippon Financial Holdings, Inc.	1,400	34,733
Nissan Chemical Corp.	29,200	1,375,062
Nissan Motor Co. Ltd.(1)(2)	637,400	1,586,202
Nisshin Seifun Group, Inc.	7,500	92,443
Niterra Co. Ltd.	35,400	2,257,318
Nitori Holdings Co. Ltd.	88,500	1,453,402
Nitto Denko Corp.	109,300	2,048,262
NOF Corp.	65,300	1,142,921
NOK Corp.	1,400	25,339
NSK Ltd.	5,600	43,899
NTT, Inc.	3,552,600	3,333,149
Odakyu Electric Railway Co. Ltd.	17,400	176,582
Oji Holdings Corp.	244,400	1,199,812
Olympus Corp.	800	8,963
Ono Pharmaceutical Co. Ltd.	106,900	1,604,055
Open House Group Co. Ltd.	14,900	807,957
ORIX Corp., ADR	172,386	6,726,502
Otsuka Corp.	56,000	1,017,847
PAL GROUP Holdings Co. Ltd.	21,800	189,240
Panasonic Holdings Corp.	333,100	7,695,932
Park24 Co. Ltd.	600	6,988
Persol Holdings Co. Ltd.	339,100	515,924
Resona Holdings, Inc.	19,500	248,925
Resonac Holdings Corp.	29,900	3,514,669
Resorttrust, Inc.	15,300	163,067
Ricoh Co. Ltd.	182,200	1,666,703
Rorze Corp.	21,700	534,960
Round One Corp.	10,000	56,692
Sankyo Co. Ltd.	26,400	267,414
Sankyu, Inc.	8,200	462,049
Sanwa Holdings Corp.	21,400	488,026
Sapporo Holdings Ltd.	12,200	121,713
SBI Holdings, Inc.	130,600	2,389,313
SCREEN Holdings Co. Ltd.(1)	31,000	2,162,465
Seibu Holdings, Inc.	64,900	1,150,008

Seiko Epson Corp.	127,600	2,346,952
Sekisui Chemical Co. Ltd.	113,500	1,632,205
Seven Bank Ltd.	66,400	112,709
SG Holdings Co. Ltd.(1)	80,600	732,700
Sharp Corp.(2)	300	1,172
Shimizu Corp.	175,000	2,939,796
Shiseido Co. Ltd.(1)	88,400	1,558,591
SKY Perfect JSAT Corp.	1,000	28,020
SoftBank Group Corp.	295,400	13,896,224
Sompo Holdings, Inc.	121,900	4,504,469
Sony Financial Group, Inc., ADR(1)	69,994	302,374
Stanley Electric Co. Ltd.	16,700	372,335
Subaru Corp.	114,800	1,742,247
Sugi Holdings Co. Ltd.	18,200	314,860
SUMCO Corp.	101,000	2,533,463
Sumitomo Chemical Co. Ltd.	541,600	2,067,929
Sumitomo Electric Industries Ltd.	105,300	8,121,861
Sumitomo Heavy Industries Ltd.	32,500	1,062,709
Sumitomo Mitsui Financial Group, Inc., ADR	331,134	7,275,014
Sumitomo Mitsui Trust Group, Inc.	100,400	3,458,506
Sumitomo Rubber Industries Ltd.	55,800	728,454
Suntory Beverage & Food Ltd.	24,900	672,597
Suzuki Motor Corp.	312,200	3,866,304
Sysmex Corp.	42,000	367,260
T&D Holdings, Inc.	102,400	2,693,489
Taiheiyo Cement Corp.	28,200	799,454
Taiyo Yuden Co. Ltd.	22,000	2,041,308
Takashimaya Co. Ltd.	56,800	710,342
TDK Corp.	293,600	7,604,919
THK Co. Ltd.	59,100	2,831,113
TIS, Inc.	700	14,918
Tobu Railway Co. Ltd.	2,700	47,159
Toho Holdings Co. Ltd.	400	10,572
Tokio Marine Holdings, Inc.	207,800	9,227,643
Tokyo Century Corp.	40,900	606,144
Tokyo Metro Co. Ltd.	80,000	734,411
Tokyu Fudosan Holdings Corp.	111,600	922,893
Tomy Co. Ltd.	200	3,964
Toray Industries, Inc.	267,100	1,996,781
Tosoh Corp.	100,400	1,730,834
TOTO Ltd.	51,200	2,462,533
Toyo Seikan Group Holdings Ltd.	25,300	618,290
Toyo Tire Corp.	35,800	851,327
Toyoda Gosei Co. Ltd.	11,600	351,416
Toyota Boshoku Corp.	18,800	269,939
Toyota Motor Corp., ADR(1)	90,358	17,163,502
Toyota Tsusho Corp.	60,200	2,622,859
Tsuruha Holdings, Inc.	6,565	81,229
Unicharm Corp.	16,100	95,805
USS Co. Ltd.	4,900	54,184
West Japan Railway Co.	133,400	2,200,274
Yamada Holdings Co. Ltd.	70,200	275,489
Yamaha Motor Co. Ltd.(1)	286,500	2,357,671
Yamato Holdings Co. Ltd.	400	4,563
Yamazaki Baking Co. Ltd.	37,500	735,645

Yaskawa Electric Corp.(1)	1,000	45,089
Yokogawa Electric Corp.	34,100	1,070,354
Yokohama Rubber Co. Ltd.	49,800	2,244,922
Zensho Holdings Co. Ltd.	9,300	470,354
		356,689,119
Netherlands — 2.6%
ABN AMRO Bank NV, CVA	61,457	2,442,383
AerCap Holdings NV	20,644	2,877,567
Akzo Nobel NV	6,136	465,692
ASM International NV	2,922	3,048,858
ASML Holding NV, NY Shares	9,808	15,817,950
ASR Nederland NV	26,204	1,961,588
Coca-Cola Europacific Partners PLC	702	63,664
DSM-Firmenich AG	4,916	413,098
Heineken NV	72	5,623
ING Groep NV, ADR	174,281	5,392,254
InPost SA(2)	39,414	706,538
Koninklijke Ahold Delhaize NV	80,999	3,413,065
Koninklijke KPN NV	570,449	2,971,496
Koninklijke Vopak NV(1)	621	33,155
Nebius Group NV(2)	8,684	2,006,786
NN Group NV	39,772	3,320,018
OCI NV(1)(2)	2,227	9,705
SBM Offshore NV	17,002	648,019
Universal Music Group NV(1)	19,852	445,597
		46,043,056
New Zealand — 0.1%
Air New Zealand Ltd.	50,725	13,324
Auckland International Airport Ltd.	178,723	884,987
Chorus Ltd.	22,363	130,408
Fletcher Building Ltd.(2)	253,918	475,651
Meridian Energy Ltd.	130,569	458,341
Ryman Healthcare Ltd.(1)(2)	39,617	53,807
Spark New Zealand Ltd.	458,364	538,277
		2,554,795
Norway — 0.8%
Aker Solutions ASA	496	2,287
BW LPG Ltd.	17,496	344,350
DNB Bank ASA	8,684	270,058
DOF Group ASA	609	7,868
Equinor ASA, ADR	129,313	4,653,975
Frontline PLC	434	15,047
Kongsberg Gruppen ASA	16,231	581,413
Kongsberg Maritime AS(2)	16,231	102,374
Norsk Hydro ASA	266,692	3,261,581
Stolt-Nielsen Ltd.	298	9,466
Storebrand ASA	76,033	1,443,524
Subsea 7 SA	50,434	1,656,983
Vend Marketplaces ASA, B Shares	30	794
Wallenius Wilhelmsen ASA	31,667	407,480
Yara International ASA	39,751	2,158,026
		14,915,226
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,723,052	1,951,729
EDP Renewables SA(1)	31,332	518,066

EDP Renovaveis SA(2)	279	4,611
Galp Energia SGPS SA	9,060	197,441
Jeronimo Martins SGPS SA	28,707	607,766
NOS SGPS SA	54	332
		3,279,945
Singapore — 1.7%
ComfortDelGro Corp. Ltd.(1)	88,600	89,489
DBS Group Holdings Ltd.	290,150	14,292,164
First Resources Ltd.	452,200	936,994
Golden Agri-Resources Ltd.	37,500	8,078
Hafnia Ltd.	210,150	1,622,287
Keppel Ltd.	688,800	5,808,661
Keppel REIT	1	—
Olam Group Ltd.	8,000	7,843
Oversea-Chinese Banking Corp. Ltd.	42,300	776,392
Singapore Airlines Ltd.	49,600	263,493
United Overseas Bank Ltd.	110,300	3,249,667
Wilmar International Ltd.	6,700	18,849
Yangzijiang Shipbuilding Holdings Ltd.	1,090,100	3,109,957
		30,183,874
Spain — 4.8%
Aena SME SA	214,601	6,226,886
Banco Bilbao Vizcaya Argentaria SA, ADR	1,598,052	37,378,436
Bankinter SA	368,739	6,195,057
Ferrovial NV	26,215	1,793,071
Industria de Diseno Textil SA	212,702	13,108,660
International Consolidated Airlines Group SA	779,178	4,487,009
Mapfre SA	237,949	1,112,665
Repsol SA	620,052	16,009,916
		86,311,700
Sweden — 3.0%
Atlas Copco AB, A Shares	204,044	3,901,587
Atlas Copco AB, B Shares	92,917	1,572,856
Avanza Bank Holding AB(1)	49,848	1,864,769
Axfood AB	16,004	457,023
BioArctic AB	17,375	662,008
Boliden AB	78,158	4,866,717
Clas Ohlson AB, B Shares	13,444	613,194
Elekta AB, B Shares	1,732	10,057
Embracer Group AB(1)(2)	920	6,991
Epiroc AB, A Shares	93,302	2,760,194
Epiroc AB, B Shares	34,485	880,447
Essity AB, B Shares	88,043	2,469,331
H & M Hennes & Mauritz AB, B Shares	122,573	2,174,784
Husqvarna AB, B Shares	1,335	6,266
Industrivarden AB, A Shares	17,998	1,020,736
Loomis AB	31,884	1,572,957
Millicom International Cellular SA	29,197	2,492,256
Mycronic AB	41,190	1,329,715
Nordnet AB publ	45,681	1,594,780
Paradox Interactive AB	4,076	55,832
Peab AB, Class B	86,889	853,963
Saab AB, Class B	47,160	2,906,537
Sectra AB, B Shares	13,153	395,558
Sinch AB(2)	10	43

Skandinaviska Enskilda Banken AB, A Shares	43,902	877,370
Skanska AB, B Shares	77,716	2,102,602
SKF AB, B Shares	100,111	2,625,856
SSAB AB, A Shares	4,912	50,589
SSAB AB, B Shares	2,440	25,092
Svenska Handelsbanken AB, A Shares	1,098	16,207
Swedbank AB, A Shares	122,854	4,536,367
Telefonaktiebolaget LM Ericsson, ADR	467,567	6,106,425
Telia Co. AB	460,540	2,468,526
Trelleborg AB, B Shares	66	2,875
Volvo AB, A Shares	224	7,866
Volvo AB, B Shares	76	2,676
Volvo Car AB, Class B(1)(2)	36,514	94,290
		53,385,342
Switzerland — 6.9%
Accelleron Industries AG	51,143	5,066,532
Banque Cantonale Vaudoise(1)	1,569	236,095
Barry Callebaut AG(1)	1,525	2,351,163
DKSH Holding AG	5,800	459,487
EFG International AG(2)	7,817	162,846
Emmi AG	128	141,277
Flughafen Zurich AG	8,470	2,568,001
Helvetia Baloise Holding AG	7,128	1,849,674
Holcim AG	82,184	8,089,296
Julius Baer Group Ltd.	63,362	5,183,382
Kuehne & Nagel International AG(1)	940	216,663
Logitech International SA	1,014	123,226
On Holding AG, Class A(2)	108	4,409
Partners Group Holding AG	6,143	6,481,293
Roche Holding AG	81,069	34,109,790
Roche Holding AG, Bearer Shares	3,192	1,372,835
SFS Group AG(2)	4,744	772,496
Siegfried Holding AG(2)	160	16,759
Sika AG	24	4,684
Swatch Group AG	376	20,458
Swiss Life Holding AG	7,438	8,075,190
Swiss Re AG	42,036	6,298,525
Swisscom AG	7,588	6,494,888
Swissquote Group Holding SA	160	8,073
UBS Group AG	232,055	10,925,149
Vontobel Holding AG	587	52,434
Zurich Insurance Group AG	30,936	21,968,842
		123,053,467
United Kingdom — 14.5%
3i Group PLC	159,862	4,854,977
Aberdeen Group PLC	395,520	1,318,191
Admiral Group PLC	133,411	5,903,244
Associated British Foods PLC	45,187	1,105,784
Autotrader Group PLC	191,795	1,133,594
Beazley PLC	59,705	1,027,050
BP PLC, ADR	571,748	23,939,089
BT Group PLC	2,690,973	7,546,202
Burberry Group PLC(2)	99,220	1,574,894
Diageo PLC, ADR(1)	53,925	4,446,656
easyJet PLC	244,914	1,306,109

Fresnillo PLC	74,400	3,269,086
Games Workshop Group PLC	14,827	3,952,098
Glencore PLC(2)	333,999	2,540,193
GSK PLC, ADR	384,539	19,434,601
Hikma Pharmaceuticals PLC	519	10,290
Howden Joinery Group PLC	284,913	2,937,459
HSBC Holdings PLC, ADR	154,293	14,463,426
J Sainsbury PLC	283,525	1,126,520
JD Sports Fashion PLC	1,282,898	1,452,402
JET2 PLC	63,304	1,005,919
Kingfisher PLC	703,063	2,714,639
Legal & General Group PLC	2,912,371	10,601,004
Lion Finance Group PLC	3,544	528,809
Lloyds Banking Group PLC, ADR	86,820	474,905
M&G PLC	241,882	1,025,183
Marks & Spencer Group PLC	1,511,616	7,218,752
NatWest Group PLC, ADR(1)	971,032	15,575,353
Next PLC	53,849	9,550,776
Reckitt Benckiser Group PLC	75,597	4,652,336
Rightmove PLC	429,299	2,414,342
Rolls-Royce Holdings PLC	1,524,720	27,432,480
Shell PLC, ADR	458,015	38,528,222
Smiths Group PLC	39,279	1,296,784
Softcat PLC	41,420	970,304
St. James's Place PLC	215,364	3,481,475
Standard Chartered PLC	387,132	10,367,297
Sunbelt Rentals Holdings, Inc.	75,874	5,946,643
Tesco PLC	1,455,081	8,434,432
Vodafone Group PLC, ADR	65,574	980,987
Whitbread PLC	55,578	1,745,233
Wise Group PLC(2)	46,505	582,595
		258,870,335
United States — 0.1%
Amrize Ltd.(2)	804	42,937
Carnival Corp. Ltd.	32,144	901,960
Coeur Mining, Inc.	34,167	659,226
Sunococorp LLC	85	5,554
		1,609,677
TOTAL COMMON STOCKS (Cost $1,459,299,468)		1,775,551,529
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,736,413	1,736,413
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,563,829	14,563,829
TOTAL SHORT-TERM INVESTMENTS (Cost $16,300,242)		16,300,242
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,475,599,710)		1,791,851,771
OTHER ASSETS AND LIABILITIES — (0.4)%		(7,645,482)
TOTAL NET ASSETS — 100.0%		$1,784,206,289

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.3%
Industrials	17.6%
Energy	13.3%
Materials	13.2%
Consumer Discretionary	9.5%
Health Care	4.6%
Communication Services	4.3%
Information Technology	3.6%
Consumer Staples	3.5%
Real Estate	1.0%
Utilities	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,127,069. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,939,452, which includes securities collateral of $10,375,623.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$26,414,298	$81,021,350	—
Denmark	6,119,130	5,681,690	—
France	21,146,430	106,629,339	—
Germany	457,820	142,671,991	—
Italy	17,820,425	57,094,386	—
Japan	38,835,322	317,853,797	—
Netherlands	26,158,221	19,884,835	—
Norway	4,669,022	10,246,204	—
Spain	37,378,436	48,933,264	—
Sweden	8,598,681	44,786,661	—
Switzerland	10,929,558	112,123,909	—
United Kingdom	117,843,239	141,027,096	—
United States	907,514	702,163	—
Other Countries	—	369,616,748	—
Short-Term Investments	16,300,242	—	—
	$333,578,338	$1,458,273,433	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.